Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Loan Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
IFRS Statement [Line Items]
Balance at beginning of period			$ 7,136
Total Allowance, including off-balance sheet instruments, at end of period	$ 8,547	$ 7,644	8,547	$ 7,644
Total Allowance for Loan Losses at end of period	7,545	6,644	7,545	6,644
Less: Total Allowance for off-balance sheet instruments	1,002	1,000	1,002	1,000
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	410	330	403	323
Net remeasurement due to transfers into stage	(2)	1	(1)	0
New originations or purchases	7	8	15	16
Net repayments	(1)	(2)	(2)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(27)	(8)	(38)	(16)
Changes to risk, parameters, and models	15	5	26	20
Disposals	0	0	0	0
Write-offs	(2)	(3)	(4)	(5)
Recoveries	1	0	1	1
Foreign exchange and other adjustments	2	3	3	(1)
Total Allowance for Loan Losses at end of period	403	334	403	334
Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,979	1,753	1,895	1,704
Balance at beginning of period			1,809
Net remeasurement due to transfers into stage	10	4	44	7
New originations or purchases	87	99	176	198
Net repayments	(46)	(30)	(88)	(73)
Derecognition of financial assets (excluding disposals and write-offs)	(58)	(48)	(105)	(99)
Changes to risk, parameters, and models	368	158	716	412
Disposals	0	0	0	0
Write-offs	(370)	(254)	(717)	(520)
Recoveries	82	73	154	143
Foreign exchange and other adjustments	20	11	(3)	(6)
Total Allowance, including off-balance sheet instruments, at end of period	2,072	1,766	2,072	1,766
Total Allowance for Loan Losses at end of period	1,987	1,678	1,987	1,678
Less: Total Allowance for off-balance sheet instruments	85	88	85	88
Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,577	2,407	2,577	2,352
Balance at beginning of period			1,934
Net remeasurement due to transfers into stage	9	(1)	47	(8)
New originations or purchases	40	46	79	97
Net repayments	11	43	55	91
Derecognition of financial assets (excluding disposals and write-offs)	(116)	(98)	(226)	(174)
Changes to risk, parameters, and models	479	337	898	658
Disposals	0	0	0	0
Write-offs	(486)	(357)	(930)	(671)
Recoveries	83	74	158	143
Foreign exchange and other adjustments	47	29	(14)	(8)
Total Allowance, including off-balance sheet instruments, at end of period	2,644	2,480	2,644	2,480
Total Allowance for Loan Losses at end of period	2,030	1,841	2,030	1,841
Less: Total Allowance for off-balance sheet instruments	614	639	614	639
Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	3,299	2,987	3,310	2,984
Net remeasurement due to transfers into stage	34	(9)	59	(13)
New originations or purchases	297	265	568	597
Net repayments	(5)	(9)	(31)	(50)
Derecognition of financial assets (excluding disposals and write-offs)	(416)	(390)	(732)	(862)
Changes to risk, parameters, and models	386	229	613	493
Disposals	0	0	0	0
Write-offs	(222)	(65)	(346)	(108)
Recoveries	15	8	26	20
Foreign exchange and other adjustments	40	48	(39)	3
Total Allowance, including off-balance sheet instruments, at end of period	3,428	3,064	3,428	3,064
Total Allowance for Loan Losses at end of period	3,125	2,791	3,125	2,791
Less: Total Allowance for off-balance sheet instruments	303	273	303	273
Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period			2,673
Total Allowance, including off-balance sheet instruments, at end of period	2,902	3,016	2,902	3,016
Total Allowance for Loan Losses at end of period	2,479	2,551	2,479	2,551
Less: Total Allowance for off-balance sheet instruments	423	465	423	465
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	137	129	154	127
Net remeasurement due to transfers into stage	(8)	(4)	(14)	(11)
New originations or purchases	7	8	15	16
Net repayments	(1)	(1)	(2)	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(1)	(3)	(2)
Changes to risk, parameters, and models	(31)	(28)	(71)	(52)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	1	1	(1)	(1)
Total Allowance for Loan Losses at end of period	129	116	129	116
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	32	21	68	56
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(8)	(17)	(14)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	(1)	0	(1)
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	664	675	688	654
Balance at beginning of period			653
Net remeasurement due to transfers into stage	(63)	(48)	(117)	(101)
New originations or purchases	87	99	176	198
Net repayments	(18)	(1)	(36)	(23)
Derecognition of financial assets (excluding disposals and write-offs)	(16)	(17)	(33)	(35)
Changes to risk, parameters, and models	(55)	(124)	(126)	(218)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	8	5	(1)	(2)
Total Allowance, including off-balance sheet instruments, at end of period	688	675	688	675
Total Allowance for Loan Losses at end of period	658	638	658	638
Less: Total Allowance for off-balance sheet instruments	30	37	30	37
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	142	136	273	306
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(58)	(48)	(130)	(100)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(2)	(6)	(4)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	880	956	988	954
Balance at beginning of period			709
Net remeasurement due to transfers into stage	(118)	(127)	(226)	(266)
New originations or purchases	40	46	79	97
Net repayments	(8)	34	14	62
Derecognition of financial assets (excluding disposals and write-offs)	(10)	(10)	(20)	(22)
Changes to risk, parameters, and models	(61)	(135)	(236)	(255)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	15	11	(6)	(3)
Total Allowance, including off-balance sheet instruments, at end of period	915	964	915	964
Total Allowance for Loan Losses at end of period	667	686	667	686
Less: Total Allowance for off-balance sheet instruments	248	278	248	278
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	263	270	509	569
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(81)	(76)	(176)	(162)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(5)	(11)	(10)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,139	1,265	1,319	1,220
Net remeasurement due to transfers into stage	(18)	(36)	(39)	(64)
New originations or purchases	297	265	568	597
Net repayments	9	28	17	32
Derecognition of financial assets (excluding disposals and write-offs)	(161)	(163)	(333)	(351)
Changes to risk, parameters, and models	2	(125)	(160)	(116)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	18	33	(17)	13
Total Allowance, including off-balance sheet instruments, at end of period	1,170	1,261	1,170	1,261
Total Allowance for Loan Losses at end of period	1,025	1,111	1,025	1,111
Less: Total Allowance for off-balance sheet instruments	145	150	145	150
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	52	122	114	222
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(166)	(124)	(283)	(283)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(4)	(16)	(9)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period			3,435
Total Allowance, including off-balance sheet instruments, at end of period	4,483	3,766	4,483	3,766
Total Allowance for Loan Losses at end of period	3,915	3,234	3,915	3,234
Less: Total Allowance for off-balance sheet instruments	568	532	568	532
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	212	150	192	140
Net remeasurement due to transfers into stage	6	5	13	11
Net repayments	0	(1)	0	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(7)	(4)	(12)	(8)
Changes to risk, parameters, and models	29	30	74	68
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	1	1	1	0
Total Allowance for Loan Losses at end of period	214	169	214	169
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(32)	(21)	(65)	(55)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	13	12	28	23
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(8)	(3)	(17)	(8)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,090	916	1,010	896
Balance at beginning of period			959
Net remeasurement due to transfers into stage	71	49	157	103
Net repayments	(24)	(26)	(45)	(44)
Derecognition of financial assets (excluding disposals and write-offs)	(26)	(23)	(46)	(47)
Changes to risk, parameters, and models	148	117	294	277
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	9	5	(3)	(3)
Total Allowance, including off-balance sheet instruments, at end of period	1,146	921	1,146	921
Total Allowance for Loan Losses at end of period	1,091	870	1,091	870
Less: Total Allowance for off-balance sheet instruments	55	51	55	51
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(141)	(135)	(271)	(303)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	81	67	172	137
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(62)	(49)	(122)	(95)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,325	1,198	1,277	1,191
Balance at beginning of period			913
Net remeasurement due to transfers into stage	121	121	260	248
Net repayments	1	(6)	6	1
Derecognition of financial assets (excluding disposals and write-offs)	(18)	(23)	(34)	(41)
Changes to risk, parameters, and models	286	284	586	554
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	23	14	(6)	(5)
Total Allowance, including off-balance sheet instruments, at end of period	1,345	1,235	1,345	1,235
Total Allowance for Loan Losses at end of period	979	874	979	874
Less: Total Allowance for off-balance sheet instruments	366	361	366	361
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(255)	(264)	(494)	(558)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	101	90	212	188
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(239)	(179)	(462)	(343)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,631	1,356	1,521	1,417
Net remeasurement due to transfers into stage	51	27	93	51
Net repayments	(11)	(18)	(19)	(39)
Derecognition of financial assets (excluding disposals and write-offs)	(155)	(121)	(254)	(272)
Changes to risk, parameters, and models	194	192	396	256
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	30	18	0	(2)
Total Allowance, including off-balance sheet instruments, at end of period	1,778	1,441	1,778	1,441
Total Allowance for Loan Losses at end of period	1,631	1,321	1,631	1,321
Less: Total Allowance for off-balance sheet instruments	147	120	147	120
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(52)	(122)	(114)	(220)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	170	127	290	289
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(80)	(18)	(135)	(39)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period			1,028
Total Allowance, including off-balance sheet instruments, at end of period	1,162	862	1,162	862
Total Allowance for Loan Losses at end of period	1,151	859	1,151	859
Less: Total Allowance for off-balance sheet instruments	11	3	11	3
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	61	51	57	56
Net remeasurement due to transfers into stage	0	0	0	0
Net repayments	0	0	0	0
Derecognition of financial assets (excluding disposals and write-offs)	(19)	(3)	(23)	(6)
Changes to risk, parameters, and models	17	3	23	4
Disposals	0	0	0	0
Write-offs	(2)	(3)	(4)	(5)
Recoveries	1	0	1	1
Foreign exchange and other adjustments	0	1	3	0
Total Allowance for Loan Losses at end of period	60	49	60	49
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	(3)	(1)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(6)	(4)	(11)	(9)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	8	4	17	9
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	225	162	197	154
Balance at beginning of period			197
Net remeasurement due to transfers into stage	2	3	4	5
Net repayments	(4)	(3)	(7)	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(16)	(8)	(26)	(17)
Changes to risk, parameters, and models	275	165	548	353
Disposals	0	0	0	0
Write-offs	(370)	(254)	(717)	(520)
Recoveries	82	73	154	143
Foreign exchange and other adjustments	3	1	1	(1)
Total Allowance, including off-balance sheet instruments, at end of period	238	170	238	170
Total Allowance for Loan Losses at end of period	238	170	238	170
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)	(2)	(3)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(23)	(19)	(42)	(37)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	65	51	128	99
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	372	253	312	207
Balance at beginning of period			312
Net remeasurement due to transfers into stage	6	5	13	10
Net repayments	18	15	35	28
Derecognition of financial assets (excluding disposals and write-offs)	(88)	(65)	(172)	(111)
Changes to risk, parameters, and models	254	188	548	359
Disposals	0	0	0	0
Write-offs	(486)	(357)	(930)	(671)
Recoveries	83	74	158	143
Foreign exchange and other adjustments	9	4	(2)	0
Total Allowance, including off-balance sheet instruments, at end of period	384	281	384	281
Total Allowance for Loan Losses at end of period	384	281	384	281
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(8)	(6)	(15)	(11)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(20)	(14)	(36)	(26)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	244	184	473	353
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	529	366	470	347
Net remeasurement due to transfers into stage	1	0	5	0
Net repayments	(3)	(19)	(29)	(43)
Derecognition of financial assets (excluding disposals and write-offs)	(100)	(106)	(145)	(239)
Changes to risk, parameters, and models	190	162	377	353
Disposals	0	0	0	0
Write-offs	(222)	(65)	(346)	(108)
Recoveries	15	8	26	20
Foreign exchange and other adjustments	(8)	(3)	(22)	(8)
Total Allowance, including off-balance sheet instruments, at end of period	480	362	480	362
Total Allowance for Loan Losses at end of period	469	359	469	359
Less: Total Allowance for off-balance sheet instruments	11	3	11	3
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	(2)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(3)	(7)	(6)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 82	$ 22	$ 151	$ 48